Taxes on Income - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (14,965)	$ (63,381)	$ (56,500)
Theoretical tax benefit at the Israeli statutory tax rate	(3,441)	(14,578)	(12,995)
Beneficiary enterprise income	2,148	9,724	9,003
Tax adjustment in respect of different tax rate of foreign subsidiaries	(36)	225	639
Non-deductible expenses and other permanent differences	368	143	(289)
Share based compensation	1,210	1,004	541
Increase (decrease) in other uncertain tax positions, net	41	174	(639)
Taxes related to prior years (see also note 14b)	347	(61)	11,471
Losses and timing differences for which valuation allowance was provided, net	1,545	4,819	15,727
Others	(347)	(480)	(893)
Actual tax expense	$ 1,835	$ 970	$ 22,565